Restatement of Previously Issued Financial Statements (Details 3) - USD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
No of ordinary shares		$ 17,679,618
Ordinary shares	$ 17,710	17,680	$ 17,547	$ 17,145
Additional paid-in	2,813,431	2,703,081	2,115,207	1,563,472
Accumulated deficit	(3,214,881)	(3,517,091)	(1,367,834)	(242,269)
Accumulated other comprehensive income	179,191	97,451	176,480	162,145
Total	(204,549)	(698,879)	941,400	1,500,493
Non-controlling interest	(14,245)	16,625
Total	$ (218,794)	(682,254)	$ 941,400	$ 1,500,493	$ 1,479,810
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
No of ordinary shares		17,679,618
Ordinary shares		17,680
Additional paid-in		2,703,081
Accumulated deficit		(3,164,249)
Accumulated other comprehensive income		96,918
Total		(346,570)
Non-controlling interest		16,625
Total		(329,945)
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
No of ordinary shares
Ordinary shares
Additional paid-in
Accumulated deficit		(352,842)
Accumulated other comprehensive income		533
Total		(352,309)
Non-controlling interest
Total		$ (352,309)